Shareholder Report	6 Months Ended
	May 31, 2025 USD ($)	Mar. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	TANAKA Funds, Inc.
Entity Central Index Key	0001051219
Document Period End Date	May 31, 2025
Class R
Shareholder Report [Line Items]
Fund Name	TANAKA GROWTH FUND
Class Name	Tanaka Growth Fund
Trading Symbol	TGFRX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This semi-annual shareholder report contains important information about the Tanaka Growth Fund - TGFRX (the “Fund”) for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://tanaka.com/tanaka-growth-fund. You can also request this information by contacting us at 1-877-4-TANAKA.
Additional Information Phone Number	1-877-4-TANAKA
Additional Information Email	https://tanaka.com/tanaka-growth-fund
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Tanaka Growth Fund	$100.00	2.04%

*Annualized

Expenses Paid, Amount	$ 100.00
Expense Ratio, Percent	2.04%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

The TANAKA Growth Fund was up 2.8% in its fiscal 2nd Quarter ending May 31st compared to a gain of 0.7% for the Wilshire 2500 Growth index and a decline of 0.4% for the S&P 500.

A diverse mix of our stock-picks contributed to the Fund’s performance, spanning from Small Cap to Mega Cap, Growth to Defensive/Value, and across industries, highlighting the benefits of diversification in an uncertain and rapidly evolving macro environment. Our top performers included a specialty pharma company, the leading Artificial Intelligence (AI) chipmaker, a gold miner, uranium developers and producers, a warehouse automation company, and a defensive consumer staples holding. Partially offsetting gains in the quarter were declines in our short S&P 500 ETF that we purchased as a hedge, two Tech holdings that faced near-term headwinds, and Financials that lagged due to macroeconomic uncertainty but have since recovered in recent weeks.

While the magnitude of stock market gains over the last few months may be harder to come by in the 2nd half of the year given elevated valuations and risks to economic growth and inflation, we still see ample investment opportunities within equities and believe actively picking stocks with idiosyncratic growth drivers will be key to outperforming the broader market going forward. We continue to lean into our strategy of investing in stocks that are more dependent on company-specific growth initiatives and have recently invested in four new Platform Growth companies in the critical mineral, electric battery, and biotech industries that we believe can keep the portfolio fresh and provide growth in both the near- and long-term. While most stocks are not immune to periods of market or economic volatility, we are encouraged that our positions underpinned by secular growth trends like AI, Clean Energy, and Aging Demographics as well as those aligned with the current administration’s policy initiatives like critical minerals and energy security provide growth opportunities that are less dependent on a strong economy, in our view.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

TOTAL RETURNS FOR THE FISCAL PERIOD ENDED MAY 31, 2025

FUND/INDEX	ONE YEAR	FIVE YEAR	TEN YEAR	VALUE
Tanaka Growth Fund	10.19%	22.70%	8.99%	23,663
Wilshire 2500 Growth Fund	14.98%	17.55%	14.78%	39,685

Net Assets		$ 21,429,091
Holdings Count | Holdings		24
Advisory Fees Paid, Amount	$ 106,270
Investment Company, Portfolio Turnover	8.15%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$21,429,091	24	8.15%	$106,270

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings (% OF Net ASsets)

1.	Corcept Therapeutics, Inc.	18.91%
2.	NVIDIA Corp.	10.22%
3.	Apple, Inc.	10.21%
4.	Catalyst Pharmaceuticals, Inc.	9.45%
5.	NexGen Energy Ltd.	5.48%
6.	Stifel Financial Corp.	4.73%
7.	The Carlyle Group, Inc.	4.35%
8.	Symbotic, Inc. Class A	4.21%
9.	Aflac, Inc.	4.01%
10.	Philip Morris International, Inc.	2.92%
	Total % of Net Assets	74.49%

Material Fund Change [Text Block]

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-877-4-TANAKA, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Fund or your financial intermediary.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://tanaka.com/tanaka-growth-fund or contact the Fund at 1-877-4-TANAKA.

Updated Prospectus Phone Number	1-877-4-TANAKA
Updated Prospectus Email Address	https://tanaka.com/tanaka-growth-fund